Loans Receivable - Allowance for Loan Losses and Loans Held For Sale (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 36,357	$ 53,980	$ 32,940	$ 67,980	$ 37,571	$ 36,357	$ 32,940	$ 52,709
Loans receivable, net						1,596,673	1,659,217	3,223,762
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan losses	32,940	52,709	52,709	67,980	37,571
Contribution to Colony Credit (Note 4)	0	(518)	(518)	0	0
Deconsolidation			(5,983)	0	0
Provision for loan loss	3,611	5,375	43,034	19,741	34,864
Charge-off	(194)	(3,586)	(56,302)	(35,012)	(4,455)
Allowance for loan losses	36,357	53,980	32,940	52,709	$ 67,980
Loans held for investment, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	36,357	52,709	52,709	52,709		36,357	32,940	52,709
Loans receivable, net						141,904	129,619	307,925
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan losses	32,940	52,709	52,709
Allowance for loan losses	36,357		32,940	52,709
Non-PCI Loans | Loans held for investment, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	18,115	7,424	7,424	7,424		18,115	18,304	7,424
Loans receivable, net						74,254	75,179	138,136
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan losses	18,304	7,424	7,424
Allowance for loan losses	18,115		18,304	7,424
PCI Loans | Loans held for investment, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	18,242	45,285	45,285	45,285		18,242	14,636	45,285
Loans receivable, net						$ 67,650	$ 54,440	$ 169,789
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan losses	14,636	$ 45,285	45,285
Allowance for loan losses	$ 18,242		$ 14,636	$ 45,285